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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number -- 811- 21872

MUTUAL FUND SERIES TRUST

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant’s telephone number, including area code:

866-447-4228

Date of fiscal year end: March 31, June 30, and September 30

Date of reporting period: July 1, 2021 – June 30, 2022

ITEM 1. PROXY VOTING RECORD:

Item 1 Exhibits contains the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2022 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Registrant: Mutual Fund Series Trust		Fund Name -	Catalyst Systematic Alpha Fund
Investment Company 1940 Act File # 811-21872
Reporting Period: July 1, 2021 - June 30, 2022

			N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
Atkore Inc.	ATKR	047649108	1/27/2022	Directors in uncontested elections	MGMT	Y	For	For
Atkore Inc.	ATKR	047649108	1/27/2022	Approval of Auditors	MGMT	Y	For	For
Atkore Inc.	ATKR	047649108	1/27/2022	Disclosure of executive compensation	MGMT	Y	For	For
Simply Good Foods Co.	SMPL	82900L102	1/20/2022	Directors in uncontested elections	MGMT	Y	For	For
Simply Good Foods Co.	SMPL	82900L102	1/20/2022	Approval of Auditors	MGMT	Y	For	For
Simply Good Foods Co.	SMPL	82900L102	1/20/2022	Disclosure of executive compensation	MGMT	Y	For	For
Apple Inc.	AAPL	037833100	3/4/2022	Directors in uncontested elections	MGMT	Y	For	For
Apple Inc.	AAPL	037833100	3/4/2022	Approval of Auditors	MGMT	Y	For	For
Apple Inc.	AAPL	037833100	3/4/2022	Disclosure of executive compensation	MGMT	Y	For	For
Apple Inc.	AAPL	037833100	3/4/2022	Employee Stock Ownership Plans	MGMT	Y	For	For
Clearfield, Inc.	CLFD	18482P103	2/24/2022	Directors in uncontested elections	MGMT	Y	For	For
Clearfield, Inc.	CLFD	18482P103	2/24/2022	Approval of Auditors	MGMT	Y	For	For
Clearfield, Inc.	CLFD	18482P103	2/24/2022	Disclosure of executive compensation	MGMT	Y	For	For
Huntsman Corp.	HUN	447011107	3/25/2022	Directors in contested elections	MGMT	Y	For	For
Huntsman Corp.	HUN	447011107	3/25/2022	Approval of Auditors	MGMT	Y	For	For
Huntsman Corp.	HUN	447011107	3/25/2022	Confidential voting	MGMT	Y	For	For
Huntsman Corp.	HUN	447011107	3/25/2022	Disclosure of executive compensation	MGMT	Y	For	For
Triton International Limited	TRTN	G9078F107	4/25/2022	Directors in uncontested elections	MGMT	Y	For	For
Triton International Limited	TRTN	G9078F107	4/25/2022	Approval of Auditors	MGMT	Y	For	For
Triton International Limited	TRTN	G9078F107	4/25/2022	Disclosure of executive compensation	MGMT	Y	For	For
Sonic Automotive Inc.	SAH	83545G102	4/27/2022	Directors in uncontested elections	MGMT	Y	For	For
Sonic Automotive Inc.	SAH	83545G102	4/27/2022	Approval of Auditors	MGMT	Y	For	For
Sonic Automotive Inc.	SAH	83545G102	4/27/2022	Disclosure of executive compensation	MGMT	Y	For	For
Coterra Energy Inc	CTRA	127097103	4/28/2022	Directors in uncontested elections	MGMT	Y	For	For
Coterra Energy Inc	CTRA	127097103	4/28/2022	Approval of Auditors	MGMT	Y	For	For
Coterra Energy Inc	CTRA	127097103	4/28/2022	Disclosure of executive compensation	MGMT	Y	For	For
Matson Inc	MATX	57686G105	4/27/2022	Directors in uncontested elections	MGMT	Y	For	For
Matson Inc	MATX	57686G105	4/27/2022	Approval of Auditors	MGMT	Y	For	For
Matson Inc	MATX	57686G105	4/27/2022	Disclosure of executive compensation	MGMT	Y	For	For
Centene Corporation	CNC	15135B101	4/25/2022	Directors in uncontested elections	MGMT	Y	For	For
Centene Corporation	CNC	15135B101	4/25/2022	Approval of Auditors	MGMT	Y	For	For
Centene Corporation	CNC	15135B101	4/25/2022	Shareholder Right to Call Special Meetings	MGMT	Y	For	For
Centene Corporation	CNC	15135B101	4/25/2022	Shareholder Proposals	MGMT	Y	For	For
TIM S.A.	TIMB	88706T108	3/24/2022	Directors in uncontested elections	MGMT	Y	For	For
JB Hunt	JBHT	445658107	4/27/2022	Directors in uncontested elections	MGMT	Y	For	For
JB Hunt	JBHT	445658107	4/27/2022	Approval of Auditors	MGMT	Y	For	For
JB Hunt	JBHT	445658107	4/27/2022	Disclosure of executive compensation	MGMT	Y	For	For
Stellantis N.V.	STLD		5/4/2022	Directors in uncontested elections	MGMT	Y	For	For
Stellantis N.V.	STLD		5/4/2022	Approval of Auditors	MGMT	Y	For	For
Stellantis N.V.	STLD		5/4/2022	Disclosure of executive compensation	MGMT	Y	For	For
Crown Holdings, inc.	CCK	228368106	4/28/2022	Directors in uncontested elections	MGMT	Y	For	For
Crown Holdings, inc.	CCK	228368106	4/28/2022	Approval of Auditors	MGMT	Y	For	For
Crown Holdings, inc.	CCK	228368106	4/28/2022	Shareholder Right to Call Special Meetings	MGMT	Y	For	For
Crown Holdings, inc.	CCK	228368106	4/28/2022	Disclosure of executive compensation	MGMT	Y	For	For
Crown Holdings, inc.	CCK	228368106	4/28/2022	Employee Stock Ownership Plans	MGMT	Y	For	For
ABB Ltd.	ABBV	000375204	5/6/2022	Directors in uncontested elections	MGMT	Y	For	For
ABB Ltd.	ABBV	000375204	5/6/2022	Approval of Auditors	MGMT	Y	For	For
ABB Ltd.	ABBV	000375204	5/6/2022	Disclosure of executive compensation	MGMT	Y	For	For
ABB Ltd.	ABBV	000375204	5/6/2022	Shareholders ’ ability to remove directors	MGMT	Y	For	For
ABB Ltd.	ABBV	000375204	5/6/2022	Issue new class of common stock with unequal voting rights	MGMT	Y	For	For
The Andersons, Inc	ANDE	034164103	5/6/2022	Directors in uncontested elections	MGMT	Y	For	For
The Andersons, Inc	ANDE	034164103	5/6/2022	Approval of Auditors	MGMT	Y	For	For
The Andersons, Inc	ANDE	034164103	5/6/2022	Disclosure of executive compensation	MGMT	Y	For	For
The Andersons, Inc	ANDE	034164103	5/6/2022	Employee Stock Ownership Plans	MGMT	Y	For	For
Innoviva, Inc.	INVA	45781M101	4/24/2022	Directors in uncontested elections	MGMT	Y	For	For
Innoviva, Inc.	INVA	45781M101	4/24/2022	Approval of Auditors	MGMT	Y	For	For
Innoviva, Inc.	INVA	45781M101	4/24/2022	Disclosure of executive compensation	MGMT	Y	For	For
Axcelis Technologies, Inc.	ACLS	054540208	5/9/2022	Directors in uncontested elections	MGMT	Y	For	For
Axcelis Technologies, Inc.	ACLS	054540208	5/9/2022	Approval of Auditors	MGMT	Y	For	For
Axcelis Technologies, Inc.	ACLS	054540208	5/9/2022	Disclosure of executive compensation	MGMT	Y	For	For
Nu Holdings, Ltd.	NUE		5/11/2022	Directors in uncontested elections	MGMT	Y	For	For
Nu Holdings, Ltd.	NUE		5/11/2022	Approval of Auditors	MGMT	Y	For	For
Nu Holdings, Ltd.	NUE		5/11/2022	Disclosure of executive compensation	MGMT	Y	For	For
Continental Resources, Inc	CLR	212015101	5/18/2022	Directors in uncontested elections	MGMT	Y	For	For
Continental Resources, Inc	CLR	212015101	5/18/2022	Approval of Auditors	MGMT	Y	For	For
Continental Resources, Inc	CLR	212015101	5/18/2022	Disclosure of executive compensation	MGMT	Y	For	For
Continental Resources, Inc	CLR	212015101	5/18/2022	Employee Stock Ownership Plans	MGMT	Y	For	For
The Mosaic Company	MOS	61945C103	5/18/2022	Directors in uncontested elections	MGMT	Y	For	For
The Mosaic Company	MOS	61945C103	5/18/2022	Approval of Auditors	MGMT	Y	For	For
The Mosaic Company	MOS	61945C103	5/18/2022	Disclosure of executive compensation	MGMT	Y	For	For
Knight-Swift Transportation Holdings, Inc.	KNX	499049104	5/16/2022	Directors in uncontested elections	MGMT	Y	For	For
Knight-Swift Transportation Holdings, Inc.	KNX	499049104	5/16/2022	Approval of Auditors	MGMT	Y	For	For
Knight-Swift Transportation Holdings, Inc.	KNX	499049104	5/16/2022	Disclosure of executive compensation	MGMT	Y	For	For
Knight-Swift Transportation Holdings, Inc.	KNX	499049104	5/16/2022	Shareholder Right to Call Special Meetings	MGMT	Y	For	For
Nutrien Ltd.	NTR	67077M108	5/12/2022	Directors in uncontested elections	MGMT	Y	For	For
Nutrien Ltd.	NTR	67077M108	5/12/2022	Approval of Auditors	MGMT	Y	For	For
Nutrien Ltd.	NTR	67077M108	5/12/2022	Disclosure of executive compensation	MGMT	Y	For	For
Reliance Steel & Aluminum Co.	RS	759509102	5/17/2022	Directors in uncontested elections	MGMT	Y	For	For
Reliance Steel & Aluminum Co.	RS	759509102	5/17/2022	Approval of Auditors	MGMT	Y	For	For
Reliance Steel & Aluminum Co.	RS	759509102	5/17/2022	Disclosure of executive compensation	MGMT	Y	For	For
Reliance Steel & Aluminum Co.	RS	759509102	5/17/2022	Shareholder Right to Call Special Meetings	MGMT	Y	For	For
Harmony Biosciences Holdings, Inc.	HRMY	413197104	5/19/2022	Directors in uncontested elections	MGMT	Y	For	For
Harmony Biosciences Holdings, Inc.	HRMY	413197104	5/19/2022	Approval of Auditors	MGMT	Y	For	For
Harmony Biosciences Holdings, Inc.	HRMY	413197104	5/19/2022	Disclosure of executive compensation	MGMT	Y	For	For
AstraZeneca plc	AZN	046353108	4/21/2022	Approval of Auditors	MGMT	Y	For	For
AstraZeneca plc	AZN	046353108	4/21/2022	Shareholder Right to Call Special Meetings	MGMT	Y	For	For
AstraZeneca plc	AZN	046353108	4/21/2022	Disclosure of executive compensation	MGMT	Y	For	For
AstraZeneca plc	AZN	046353108	4/21/2022	Share repurchase programs (when all shareholders may participate on equal terms)	MGMT	Y	For	For
AstraZeneca plc	AZN	046353108	4/21/2022	Pre-emptive Rights	MGMT	Y	For	For
Cheniere Energy, Inc.	LNG	16411R208	5/11/2022	Directors in uncontested elections	MGMT	Y	For	For
Cheniere Energy, Inc.	LNG	16411R208	5/11/2022	Approval of Auditors	MGMT	Y	For	For
Cheniere Energy, Inc.	LNG	16411R208	5/11/2022	Disclosure of executive compensation	MGMT	Y	For	For
Air Transport Services Group, Inc.	ATSG	00922R105	5/24/2022	Directors in uncontested elections	MGMT	Y	For	For
Air Transport Services Group, Inc.	ATSG	00922R105	5/24/2022	Approval of Auditors	MGMT	Y	For	For
Air Transport Services Group, Inc.	ATSG	00922R105	5/24/2022	Shareholder Right to Call Special Meetings	MGMT	Y	For	For
Air Transport Services Group, Inc.	ATSG	00922R105	5/24/2022	Disclosure of executive compensation	MGMT	Y	For	For
Air Transport Services Group, Inc.	ATSG	00922R105	5/24/2022	Employee Stock Ownership Plans	MGMT	Y	For	For
TriNet Group Inc	TNET	896288107	5/23/2022	Directors in uncontested elections	MGMT	Y	For	For
TriNet Group Inc	TNET	896288107	5/23/2022	Approval of Auditors	MGMT	Y	For	For
TriNet Group Inc	TNET	896288107	5/23/2022	Disclosure of executive compensation	MGMT	Y	For	For
TriNet Group Inc	TNET	896288107	5/23/2022	Employee Stock Ownership Plans	MGMT	Y	For	For
The Allstate Corporation	ALL	020002101	5/23/2022	Directors in uncontested elections	MGMT	Y	For	For
The Allstate Corporation	ALL	020002101	5/23/2022	Approval of Auditors	MGMT	Y	For	For
The Allstate Corporation	ALL	020002101	5/23/2022	Disclosure of executive compensation	MGMT	Y	For	For

CONTENT KEY:
(a) Issuers Name - (security name from ballot voted)
(b) Exchange Ticker Symbol
(c) Cusip #
(d) Meeting Type & Date - e.g., ANNUAL or SPECIAL; MM/DD/YYYY
(e )Brief Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
(f) Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
(g) Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
(h) How Vote Cast - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
(I) Voted with mgmt's recommendation or against mgmt. recommendation

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Mutual Fund Series Trust

By (Signature and Title) /s/ Michael Schoonover

President and Principal Executive Officer

Date: January 3, 2022